Fair value measurements - Items Other Than Those Recognized at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Short-term investments	$ 1,038,037	$ 884,478
Investments held-to-maturity	2,976,709	3,197,508
Other real estate owned, net	450	800
Carrying amount | Nonrecurring | Level 1
Financial assets
Cash and cash equivalents	1,646,648	2,100,787
Short-term investments	1,038,037	884,478
Carrying amount | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	187,274	59,871
Investments held-to-maturity	3,461,097	3,738,080
Loans, net of allowance for credit losses	4,745,849	5,096,430
Other real estate owned, net	450	800
Financial liabilities
Long-term debt	98,490	172,289
Carrying amount | Nonrecurring | Level 2 | Term deposits
Financial liabilities
Term deposits	3,727,794	3,107,248
Fair value | Nonrecurring | Level 1
Financial assets
Cash and cash equivalents	1,646,648	2,100,787
Short-term investments	1,038,037	884,478
Fair value | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	187,274	59,871
Investments held-to-maturity	2,976,709	3,197,508
Loans, net of allowance for credit losses	4,700,532	5,049,570
Other real estate owned, net	450	800
Financial liabilities
Long-term debt	96,145	177,919
Fair value | Nonrecurring | Level 2 | Term deposits
Financial liabilities
Term deposits	3,732,610	3,108,511
Appreciation / (depreciation) | Nonrecurring | Level 1
Financial assets
Cash and cash equivalents	0	0
Short-term investments	0	0
Appreciation / (depreciation) | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	0	0
Investments held-to-maturity	(484,388)	(540,572)
Loans, net of allowance for credit losses	(45,317)	(46,860)
Other real estate owned, net	0	0
Financial liabilities
Long-term debt	2,345	(5,630)
Appreciation / (depreciation) | Nonrecurring | Level 2 | Term deposits
Financial liabilities
Term deposits	$ (4,816)	$ (1,263)